Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Schedule of interests in subsidiaries

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Subsidiaries
Refinería de Cartagena S.A.S.	US Dollar	100%	Refining of hydrocarbons, commercialization and distribution of products	Colombia	Colombia	22,507,372	4,867,094	35,151,210	12,643,838
Cenit transporte y logística de hidrocarburos S.A.S.	Colombian Peso	100%	Storage and transport by pipelines of hydrocarbons	Colombia	Colombia	16,184,340	4,918,027	19,165,246	2,980,906
Ecopetrol Global Energy S.L.U.	US Dollar	100%	Investment Vehicle	Spain	Spain	13,936,493	779,372	13,936,782	289
Oleoducto Central S.A.S - Ocensa	US Dollar	72.65%	Transportation by crude oil pipelines	Colombia	Colombia	3,339,065	3,262,352	7,014,139	3,675,074
Hocol Petroleum Limited.	US Dollar	100%	Investment Vehicle	Bermuda	Bermuda	3,900,278	334,443	3,900,348	70
Ecopetrol América LLC.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	1,565,618	(136,483)	3,216,891	1,651,273
Hocol S.A.	US Dollar	100%	Exploration and exploitation of hydrocarbons	Cayman Islands	Colombia	3,397,978	314,192	5,247,665	1,849,687
Esenttia S.A.	US Dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	2,483,261	291,877	2,949,288	466,027
Ecopetrol Capital AG	US Dollar	100%	Collection of surpluses from, and providing funds to, companies of Ecopetrol Business Group	Switzerland	Switzerland	2,662,417	140,961	9,893,302	7,230,885
Oleoducto de Colombia S. A. – ODC	Colombian Peso	73%	Transportation by crude oil pipelines	Colombia	Colombia	416,079	404,994	845,948	429,869
Black Gold Re Ltd.	US Dollar	100%	Reinsurer for companies of Ecopetrol Business Group	Bermuda	Bermuda	1,074,772	103,061	1,349,418	274,646
Andean Chemicals Ltd.	US Dollar	100%	Investment Vehicle	Bermuda	Bermuda	1,817,910	194,151	1,822,429	4,519
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian Peso	65%	Transportation by crude oil pipelines	Panama	Colombia	904,438	697,496	1,567,561	663,123
Interconexión Eléctrica S.A. E.S.P	Colombian Peso	51.41%	Public transmission service of electric power, the development of infrastructure projects and their commercial exploitation and the development of information technology systems, activities and services and telecommunications.	Colombia	Latin-America	26,366,394	2,466,453	71,217,176	44,850,782

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Inversiones de Gases de Colombia S.A. Invercolsa S.A.	Colombian Peso	51.88%	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia	Colombia	Colombia	654,544	341,249	658,602	4,058
Alcanos de Colombia S.A. E.S.P. (1)	Colombian Peso	29.61%	Residential public fuel gas service, construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.	Colombia	Colombia	330,460	141,650	820,122	489,662
Metrogas de Colombia S.A E.S.P. (1)	Colombian Peso	33.49%	Public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.	Colombia	Colombia	57,091	20,559	141,006	83,915
Gases del Oriente S.A. E.S.P. (1)	Colombian Peso	48.50%	Home public service of distribution of fuel gas and the development of all complementary activities to the supplying of said service.	Colombia	Colombia	90,681	60,588	203,703	113,022
Promotora de Gases del Sur S.A. E.S.P. (1)	Colombian Peso	31.44%	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.	Colombia	Colombia	55,250	40,433	85,986	30,736
Combustibles Líquidos de Colombia S.A E.S.P. (1)	Colombian Peso	41.61%	Wholesale marketing of fuel gas, the supplying of the residential public service of LPG distribution and the development of complementary activities to supply the service.	Colombia	Colombia	61,759	1,351	79,823	18,064

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Ecopetrol USA Inc.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	11,898,257	985,030	11,914,539	16,282
Ecopetrol Permian LLC.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	8,414,625	1,028,492	11,422,720	3,008,095
Ecopetrol Oleo é Gas do Brazil Ltda.	Real	100%	Exploration and exploitation of hydrocarbons	Brazil	Brazil	1,937,309	(203,243)	1,977,106	39,797
Esenttia Masterbatch Ltda.	Colombian Peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	357,206	203,097	469,328	112,122
Ecopetrol del Perú S. A.	US Dollar	100%	Exploration and exploitation of hydrocarbons	Peru	Peru	57,570	872	60,894	3,324
ECP Hidrocarburos de México S.A. de C.V.	US Dollar	100%	Offshore exploration	Mexico	Mexico	43,393	(1,811)	45,380	1,987
Ecopetrol Costa Afuera S.A.S.	Colombian Peso	100%	Offshore exploration	Colombia	Colombia	13,395	431	13,609	214
Esenttia Resinas del Peru SAC	US Dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	14,579	809	37,141	22,562
Topili Servicios Administrativos S de RL De CV.	Mexican Peso	100%	Specialized management services	Mexico	Mexico	(271)	(303)	134	405
Kalixpan Servicios Técnicos S de RL De CV.	Mexican Peso	100%	Specialized services related to oil and gas industry	Mexico	Mexico	86	(87)	91	5
Ecopetrol US Trading LLC	US Dollar	100%	International trading of crude oil and refined products	United States	United States	58,927	61,252	1,330,201	1,271,274
Ecopetrol Singapore PTE. LTD	Singapore dollar	100%	Holding company with investment in an international trading company for crude oil and refined products	Singapore	Asia	653,065	661,672	653,174	109
Ecopetrol Trading Asia PTE. LTD	Singapore dollar	100%	International trading of crude oil and refined products	Singapore	Asia	653,095	661,951	3,558,012	2,904,917

Schedule of interests in associates and joint ventures

		Ownership			Geographic
	Functional	interest		Country/	area of		Profit (loss) of		Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	Total assets	liabilities
Associates
Serviport S.A. (2)	Colombian Peso	49%	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections, and load measurements	Colombia	Colombia	11,274	(4,692)	41,082	29,808
Sociedad Portuaria Olefinas y Derivados S.A. (3)	Colombian Peso	50%	Construction, use, maintenance and administration of port facilities, ports, private docks.	Colombia	Colombia	8,476	2,904	12,219	3,743
Joint Ventures
Equion Energía Limited	US Dollar	51%	Exploration and exploitation of hydrocarbons	United Kingdom	Colombia	1,329,394	38,718	1,401,176	71,782
Ecodiesel Colombia S.A. (3)	Colombian Peso	50%	Production, trading, and distribution of biofuels and oleochemicals	Colombia	Colombia	170,060	55,099	265,330	95,270

Schedule of subsidiaries, associates, and joint ventures Interconexion Electrica S.A. ESP

		Ownership			Geographic		Profit
		interest		Country/	area of		(loss) of
Company	Functional currency	ISA	Activity	Domicile	operations	Equity	the year	Assets	Liabilities
Subsidiaries Interconexión Eléctrica S.A. ESP
Consorcio Transmantaro	US Dollar	60.00%	Electric power	Peru	Peru	1,763,298	264,947	7,344,752	5,581,454
Interligação Eléctrica Evrecy	Brazilian real	35.82%	Electric power	Brazil	Brazil	301,117	(16,122)	338,371	37,254
Fundo de Investimento Assis	Brazilian real	35.81%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	297,081	11,015	297,081	—
Fundo de Investimento Barra Bonita Renda Fixa Referenciado	Brazilian real	35.73%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	14,829	1,112	14,829	—
Fundo de Investimento Referenciado di Bandeirantes	Brazilian real	27.68%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	290,651	30,977	290,651	—
Fundo de Investimento Xavantes Referenciado di	Brazilian real	17.54%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	609,614	54,566	609,614	—
Interconexiones Viales	Chilean peso	65.00%	Roads concessions	Chile	Chile	37	(4,145)	39	2
Interligação Elétrica Aguapeí	Brazilian real	35.82%	Electric power	Brazil	Brazil	506,224	51,352	556,177	49,953
Interligação Elétrica Biguaçu	Brazilian real	35.82%	Electric power	Brazil	Brazil	361,965	59,638	424,904	62,939
Interligação Elétrica De Minas Gerais	Brazilian real	35.82%	Electric power	Brazil	Brazil	416,128	783	452,785	36,657
Interligação Elétrica Itapura	Brazilian real	35.82%	Electric power	Brazil	Brazil	139,848	18,699	157,436	17,588
Interligação Elétrica Itaquerê	Brazilian real	35.82%	Electric power	Brazil	Brazil	474,440	60,763	523,334	48,894
Interligação Elétrica Itaúnes	Brazilian real	35.82%	Electric power	Brazil	Brazil	420,279	25,801	480,882	60,603
Interligação Elétrica Norte E Nordeste	Brazilian real	35.82%	Electric power	Brazil	Brazil	319,114	57,351	448,973	129,859
Interligação Elétrica Pinheiros	Brazilian real	35.82%	Electric power	Brazil	Brazil	53,982	11,823	62,153	8,171
Interligação Elétrica Riacho Grande	Brazilian real	35.82%	Electric power	Brazil	Brazil	126,250	11,066	158,806	32,556
Interligação Elétrica Serra Do Japi	Brazilian real	35.82%	Electric power	Brazil	Brazil	342,355	46,124	378,842	36,487
Interligação Elétrica Sul	Brazilian real	35.82%	Electric power	Brazil	Brazil	180,168	7,516	210,185	30,017
Interligação Elétrica Tibagi	Brazilian real	35.82%	Electric power	Brazil	Brazil	208,874	26,181	233,320	24,446
Internexa	Colombian peso	99.42%	Telecommunications and ICT	Colombia	Colombia	71,206	(143,493)	543,656	472,450
Transamerican Telecomunication S.A.	US Dollar	99.42%	Telecommunications and ICT	Argentina	Argentina	5,909	(12,330)	16,905	10,996
Internexa Brasil Operadora de Telecomunicações	Brazilian real	99.42%	Telecommunications and ICT	Brazil	Brazil	789	(134,535)	790	1
Internexa Chile	Chilean peso	98.43%	Telecommunications and ICT	Chile	Chile	15,549	(13,073)	56,509	40,960

		Ownership			Geographic		Profit
		interest		Country/	area of		(loss) of
Company	Functional currency	ISA	Activity	Domicile	operations	Equity	the year	Assets	Liabilities
Subsidiaries Interconexión Eléctrica S.A. ESP
Interligação Elétrica JAGUAR 6 S.A.	Brazilian real	35.82%	Electric power	Brazil	Brazil	177,979	9,872	190,819	12,840
Interligação Elétrica JAGUAR 8 S.A.	Brazilian real	35.82%	Electric power	Brazil	Brazil	104,357	9,713	117,533	13,176
Interligação Elétrica JAGUAR 9 S.A.	Brazilian real	35.82%	Electric power	Brazil	Brazil	368,021	72,511	417,572	49,551
Internexa Participações	Brazilian real	99.42%	Investment Vehicle	Brazil	Brazil	985	(91,887)	1,051	66
Internexa Peru	US Dollar	99.42%	Telecommunications and ICT	Peru	Peru	44,450	(26,531)	305,746	261,296
ISA Bolivia	US Dollar	100.00%	Electric power	Bolivia	Bolivia	110,562	10,284	121,428	10,866
ISA Capital Do Brazil	Brazilian real	100.00%	Investment Vehicle	Brazil	Brazil	4,943,612	841,993	5,298,623	355,011
ISA CTEEP	Brazilian real	35.82%	Electric power	Brazil	Brazil	13,721,058	2,461,680	27,486,842	13,765,784
ISA Interchile	US Dollar	100.00%	Electric power	Chile	Chile	1,293,646	121,276	5,545,359	4,251,713
ISA Intercolombia	Colombian peso	100.00%	Electric power	Colombia	Colombia	133,111	52,374	455,003	321,892
ISA Intervial Chile	Chilean peso	100.00%	Roads concessions	Chile	Chile	3,635,694	533,512	4,256,273	620,579
ISA Intervial Colombia	Colombian peso	100.00%	Roads concessions	Colombia	Colombia	638	51	638	-
ISA Inversiones Chile	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	1,672,354	157,503	1,924,873	252,519
ISA Inversiones Chile Vías SpA	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	3,638,171	534,045	3,638,805	634
ISA Inversiones Costera Chile	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	(114,051)	(71,698)	70,173	184,224
ISA Inversiones Tolten	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	27	(5)	27	-
ISA Investimentos E Participações	Brazilian real	100.00%	Investment Vehicle	Brazil	Brazil	995,716	140,918	995,918	202
ISA Peru	US Dollar	99.98%	Electric power	Peru	Peru	191,119	43,063	898,335	707,216
ISA REP	US Dollar	60.00%	Electric power	Peru	Peru	546,059	290,512	1,859,619	1,313,560
ISA Transelca	Colombian peso	100.00%	Electric power	Colombia	Colombia	910,581	199,452	1,936,548	1,025,967
Linear Systems RE	US dollar	100.00%	Other business	Bermudas	Bermudas	35,632	7,232	93,546	57,914
Proyectos de Infraestructura del Perú	US Dollar	100.00%	Electric power	Peru	Peru	19,019	7,773	21,204	2,185
Ruta Costera	Colombian peso	100.00%	Roads concessions	Colombia	Colombia	173,012	(4,870)	2,588,885	2,415,873
Ruta de La Araucanía	Chilean peso	100.00%	Roads concessions	Chile	Chile	323,871	60,950	681,824	357,953
Ruta de Los Ríos	Chilean peso	75.00%	Roads concessions	Chile	Chile	79,259	35,696	301,539	222,280
Ruta del Bosque	Chilean peso	100.00%	Roads concessions	Chile	Chile	11,072	(28,950)	12,595	1,523
Ruta del Loa	Chilean peso	100.00%	Roads concessions	Chile	Chile	310,944	70,097	1,365,486	1,054,542
Ruta del Maipo	Chilean peso	100.00%	Roads concessions	Chile	Chile	2,464,102	465,092	7,018,675	4,554,573
Ruta del Maule	Chilean peso	100.00%	Roads concessions	Chile	Chile	24	2,264	25	1
Sistemas Inteligentes en Red	Colombia peso	99.77%	Other business	Colombia	Colombia	13,743	4,543	25,252	11,509
XM	Colombian peso	99.73%	Electric power	Colombia	Colombia	57,987	18,309	445,241	387,254
Interconexiones del Norte S.A.	Chilean peso	100.00%	Electric power	Chile	Chile	152	167	30,123	29,971
Consorcio Eléctrico Yapay S.A.	US Dollar	60.00%	Electric power	Perú	Perú	13,611	(6,221)	19,110	5,499
Joint ventures Interconexión Eléctrica S.A. ESP
Interligação Elétrica do Madeira	Brazilian real	51.00%	Electric power	Brazil	Brazil	3,160,818	356,863	5,739,716	2,578,898
Interligação Elétrica Garanhuns	Brazilian real	51.00%	Electric power	Brazil	Brazil	875,296	101,875	1,228,068	352,772
Interligação Elétrica Paraguaçu	Brazilian real	50.00%	Electric power	Brazil	Brazil	884,355	126,683	1,331,261	446,906
Interligação Elétrica Aimorés	Brazilian real	50.00%	Electric power	Brazil	Brazil	551,370	84,280	850,421	299,051
Interligação Elétrica Ivaí	Brazilian real	50.00%	Electric power	Brazil	Brazil	798,810	169,061	3,603,858	2,805,048
Transmissora Aliança de Energia Elétrica	Brazilian real	14.88%	Electric power	Brazil	Brazil	5,273,100	1,121,332	13,877,165	8,604,065
Interconexión Eléctrica Colombia Panamá-Panamá	US Dollar	50.00%	Electric power	Panama	Panama	2,189	(31,805)	5,572	3,383
Interconexión Eléctrica Colombia Panamá Colombia	Colombia peso	1.17%	Electric power	Colombia	Colombia	265	(2)	266	1
Transnexa (4)	US Dollar	50.00%	Transport and telecommunications	Ecuador	Ecuador	—	—	—	—
Derivex	Colombia peso	40.46%	Manage the trading system for financial instruments derived from electricity	Colombia	Colombia	2,568	(851)	2,568	—
Parques del Río	Colombia peso	33.00%	Roads	Colombia	Colombia	68	(34)	68	—
Conexión Kimal Lo Aguirre S.A.	Chilena peso	33.33%	Electric power	Chile	Chile	357,207	873	933,357	576,150
Associates Interconexión Eléctrica S.A. ESP
ATP Tower Holdings	US Dollar	24.7%	Transport and telecommunications	United States	United States	1,448,862	(95,648)	3,981,180	2,532,318
(1)	Indirect participation through Inversiones de Gases de Colombia S.A. Invercolsa S.A.
(2)	Information available as of September 30, 2023, the investment of is fully impaired.
(3)	Information available as of November 30, 2023.
(4)	Transnexa is in the liquidation process and its investment has been impaired in its entirety.